SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL
NOTE 10 - SHARE CAPITAL

NOTE 10 – SHARE CAPITAL

Common shares authorized, issued and related contributed capital by controlling shareholders as of December 31, 2021, 2020 and 2019 were as follows

In Thousands of US Dollars and shares
Description	2021	2020	2019
Authorized:
An unlimited number of common shares, at no par value
Issued, outstanding:
Number of common shares	85,546	77,961	71,218
Dollars	$165,061	$151,722	$136,554

The holders of common shares are entitled to receive dividends as declared, which is at the discretion of the Corporation, and are entitled to one vote per share at the annual general meeting of the Corporation. The Corporation has never paid any dividends.

Common Stock

In February 2016, the Corporation filed a prospectus supplement and accompanying prospectus related to the potential issuance and sale of up to $12,000,000 of our common stock, no par value per share, from time to time through our sales agent, Chardan Capital Markets, LLC, or Chardan. These sales have been made under an equity distribution agreement, dated February 5, 2016, between the Corporation and Chardan, which we refer to as the equity distribution agreement.

Sales of our common stock under this prospectus supplement and the accompanying prospectus are made by any method permitted by law deemed to be an “at-the-market” offering as defined in Rule 415 under the Securities Act of 1933, as amended, including sales made directly on The NASDAQ Capital Market, on any other existing trading market for our common. If expressly authorized by us, Chardan may also sell our common stock in privately negotiated transactions. Chardan acts as sales agent on a commercially reasonable efforts basis, consistent with its normal trading and sales practices and applicable state and federal laws, rules and regulations and the rules of NASDAQ. There is no specific date on which the offering will end, there are no minimum sale requirements and there are no arrangements to place any of the proceeds of this offering in an escrow, trust or similar account.

On April 28, 2021, the company announced it has entered into a definitive agreement with institutional investors in a private placement of 3,669,724 shares of common stock and warrants to purchase 1,834,862 shares of common stock at a combined purchase price of $2.18 per share for gross proceeds of approximately $8,000,000 before deducting fees and other estimated offering expenses. The warrants will have an exercise price of $2.50 per share, will be immediately exercisable and will expire five years from the date of issuance. A.G.P./Alliance Global Partners is acting as sole placement agent for the private placement.

The private placement was completed on April 30, 2021, and the company raised $7,318,348.46 after deducting fees and other offering expense. In addition, the Company agreed to issue A.G.P. or its assigns warrants to purchase up to 183,486 shares of common stock at an exercise price of $2.50 per share. The Placement Agent Warrants will be immediately exercisable and will expire on the five-year anniversary of the date of offer and are subject to customary anti-dilution provisions.